SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Federal statutory rate		27.00%
Nondeductible expenses		(4.80%)
IncomeTaxExpenseBenefit	$ (740)
Effective income tax rate	8.40%
Statutory rate differential		(1.90%)
Excess benefits on equity compensation		11.70%
Changes in valuation allowance		(31.80%)
Other		(0.20%)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Statutory tax rate difference between Israel and Canada	$ (269)
Statutory tax rate difference between Israel and Canada	3.10%
Changes in valuation allowances	$ 409
Changes in valuation allowances percent	(4.60%)
Stock-based compensation effects amount	$ 152
Stock based compensation effects percent	(1.70%)
Meals and entertainment	$ 659
Meals and entertainment	(7.50%)
Loss in entity not included in consolidated group	$ (69)
State tax net of federal benefit	0.80%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Stock-based compensation effects amount	$ 626
Stock based compensation effects percent	(7.10%)
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate difference between Israel and Canada	$ (1,321)
Federal statutory rate	15.00%
Canadian provincial statutory rate	$ 46
Canadian provincial statutory rate percent	(0.50%)
Changes in valuation allowances	$ 354
Changes in valuation allowances percent	(4.00%)
Nondeductible stock comp - federal impact (Canada)	$ 330
Nondeductible expenses	(3.70%)
NCI and Other items, net	$ (104)
NCI and Other items, net percent	1.20%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate difference between Israel and Canada	$ (35)
Statutory tax rate difference between Israel and Canada	0.40%
Changes in valuation allowances	$ (1,456)
Changes in valuation allowances percent	16.50%
Other foreign deferred tax adjustments	$ 54
Other foreign deferred tax adjustments	(0.60%)